Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 44	$ 39	$ 84	$ 81
Net losses (gains) on foreign exchange and derivative financial instruments	13	18	(33)	28
Share of post-tax losses in equity method investments	153	138	207	251
Revaluation of Refinitiv warrants (see note 12)	(54)	(256)	(1)	(275)
Fair value adjustments	3	2	(20)	3
Other	(21)	(8)	(37)	(11)
Total	$ 138	$ (67)	$ 200	$ 77